Offerings	Dec. 05, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,595,722
Proposed Maximum Offering Price per Unit | $ / shares	0.20
Maximum Aggregate Offering Price	$ 519,144.40
Amount of Registration Fee	$ 71.69
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.This registration fee is being recalculated, and an offset is claimed pursuant to Rule 457(b) under the Securities Act of 1933, as amended (the “Securities Act”), in the amount of the filing fee previously paid, as permitted by Instruction 2.A.iv to the Calculations of Filing Fee Tables of Form S-1 (the “Instruction”). On September 15, 2025, the Registrant paid a registration fee of $156.60 in connection with the initial filing of the Registration Statement on Form S-1 to which this filing fee table pertains (the “Registration Statement”). In accordance with the Instruction, because the Registrant did not rely on Rule 457(o) under the Securities Act to calculate the filing fee due for the initial filing of the Registration Statement and because this filing fee table pertains to a pre-effective amendment that is being filed to concurrently increase the amount of securities of one or more registered classes and decrease the amount of securities of one or more registered classes, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	5,114,497
Maximum Aggregate Offering Price	$ 1,022,899.40
Amount of Registration Fee	$ 156.60
Offering Note	This registration fee is being recalculated, and an offset is claimed pursuant to Rule 457(b) under the Securities Act of 1933, as amended (the “Securities Act”), in the amount of the filing fee previously paid, as permitted by Instruction 2.A.iv to the Calculations of Filing Fee Tables of Form S-1 (the “Instruction”). On September 15, 2025, the Registrant paid a registration fee of $156.60 in connection with the initial filing of the Registration Statement on Form S-1 to which this filing fee table pertains (the “Registration Statement”). In accordance with the Instruction, because the Registrant did not rely on Rule 457(o) under the Securities Act to calculate the filing fee due for the initial filing of the Registration Statement and because this filing fee table pertains to a pre-effective amendment that is being filed to concurrently increase the amount of securities of one or more registered classes and decrease the amount of securities of one or more registered classes, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement.